MINERAL PROPERTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
MINERAL PROPERTIES
Schedule of Mineral Properties

	June 30, 2013	December 31, 2012
Relief Canyon Mine – Gold Acquisition	$8,501,071	$8,501,071
Relief Canyon Mine – Newmont Leased Properties	7,709,441	7,709,441
Pershing Pass Property	576,400	576,400

	$16,786,912	$16,786,912

	December 31, 2012	December 31, 2011
Relief Canyon Mine – Gold Acquisition	$8,501,071	$8,501,071
Relief Canyon Mine – Newmont Leased Properties	7,709,441	-
Pershing Pass Property	576,400	-

	$16,786,912	$8,501,071